Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows From Operating Activities
Net income (loss)	$ (891,060)	$ (859,350)	$ (3,176,464)	$ 2,670,414	$ (45,154)
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	129,956	128,982	526,460	94,444	421
Stock-based compensation	9,000		20,000
Issuance of stock warrant	30,000	20,000	40,000
Changes in operating assets and liabilities:
Accounts receivable - related party			3,478,900	(3,478,900)
Inventories	(175)	(97,674)	(97,674)	(111,000)
Prepaid expenses	(259,071)		116,327	25,066	(150,393)
Prepaid investment - related party				(600,000)
Prepaid investment - others	(360,000)			(100,000)
Other receivable - related party		116,180	116,180	(116,180)
Other receivable - others	(181,596)		11,258
Deposits - related party		(2,483)	(2,483)
Deposits - others	(3,941)	(385,017)	(385,017)	(389,320)	(8,592)
Accrued expenses	56,403	107,552	(73,418)	131,918
Income tax payable	44	(504,000)	(883,200)	884,800
Other payable - related parties	(22,846)	(866,327)	(2,387,412)	3,224,263	2,000,000
Other payable - others	175,310	2,450,468	1,511,441	158,937
Net Cash Provided by (Used for) Operating Activities	(1,317,976)	108,331	(1,185,102)	2,394,442	1,796,282
Cash Flows From Investing Activities
Purchase of property and equipment		(3,675,633)	(3,686,597)	(78,508)	(17,170)
Acquisitions of Intangible assets				(4,950,000)
Acquisitions of goodwill			(319,688)
Net Cash Used for Investing Activities		(3,675,633)	(4,006,285)	(5,028,508)	(17,170)
Cash Flows From Financing Activities
Proceeds from issuance of common stock	1,500,000	3,550,395	3,600,395	864,452	10,000
Proceeds from subscribed capital			1,862,643
Payments on repurchase of unvested restricted stocks			(666)
Contribution from non-controlling interest in subsidiary			50
Net Cash Provided by Financing Activities	1,500,000	3,550,395	5,462,422	864,452	10,000
Net Increase (Decrease) in Cash	182,024	(16,907)	271,035	(1,769,614)	1,789,112
Cash from acquired subsidiaries			21,650
Cash, Beginning of Period	312,173	19,498	19,498	1,789,112
Foreign currency translation effect on cash	(3,357)		(10)
Cash, End of Period	490,840	2,591	312,173	19,498	1,789,112
Non-cash operating and financing activities:
Restricted stock deposit liability transferred to common stock	971	2,582	4,950	8,292
Other payable to related parties transferred to subscribed capital	2,027,400
Net payment for acquisition of subsidiaries during the period ended December 31, 2016:
Cash			21,650
Inventories			1,055
Prepaid expenses			2,784
Other receivable			12,149
Property and equipment, net			6,642
Goodwill			1,105,942
Other assets			20,959
Other payable			(151,131)
Non-controlling interest			(50)
Total payment for acquisition of subsidiaries			1,020,000
Transferred from prepaid investment			(700,000)
Net payment for acquisition of subsidiaries			$ 320,000